Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2016
Registrant Name	FRANKLIN GOLD & PRECIOUS METALS FUND
Central Index Key	0000083293
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Dec. 01, 2016
Franklin Gold and Precious Metals Fund-12 | FRANKLIN GOLD & PRECIOUS METALS FUND | CLASS A
Risk/Return:
Trading Symbol	FKRCX
Franklin Gold and Precious Metals Fund-12 | FRANKLIN GOLD & PRECIOUS METALS FUND | CLASS C
Risk/Return:
Trading Symbol	FRGOX
Franklin Gold and Precious Metals Fund-12 | FRANKLIN GOLD & PRECIOUS METALS FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FGADX
Franklin Gold and Precious Metals Fund-12 | FRANKLIN GOLD & PRECIOUS METALS FUND | CLASS R6
Risk/Return:
Trading Symbol	FGPMX